Basis of Presentation, Significant Accounting Policies and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
Basis of Presentation, Significant Accounting Policies and Fair Value Measurements
Schedule of corrections of previously issued consolidated financial statements

Consolidated Balance Sheet

	December 31, 2024
	As Previously Reported	Adjustment	As Revised
Long-term debt, noncurrent	$97,371	$(2,103)	$95,268
Total liabilities	$153,038	$(2,103)	$150,935
Accumulated deficit	$(559,492)	$2,103	$(557,389)
Total stockholders’ equity	$77,275	$2,103	$79,378

Consolidated Statement of Operations and Comprehensive Loss

	Year Ended December 31, 2024
	As Previously Reported	Adjustment	As Revised
Interest expense	$(12,486)	$(2,165)	$(14,651)
Loss on extinguishment of debt	$(4,268)	$4,268	$—
Total other expense, net	$(9,100)	$2,103	$(6,997)
Net loss and comprehensive loss	$(130,394)	$2,103	$(128,291)
Net loss per common share, basic and diluted	$(1.66)	$0.03	$(1.63)

Schedule of property, plant and equipment, useful life

Lab and build-to-suit equipment (years)	5 - 7
Office equipment (years)	5
Furniture and fixtures (years)	10
Computer equipment (years)	3
Leasehold improvements	Lesser of life of the asset or remaining lease term

Summary of calculation of diluted net loss per share

	Year Ended
	December 31,
	2024	2023
Stock Options	9,288,028	9,513,039
Restricted Stock Units	3,049,830	1,685,532
Warrants	450,000	450,000
Total	12,787,858	11,648,571

Summary of financial assets and liabilities measured at fair value

	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable
	Markets	Inputs	Inputs	Carrying
December 31, 2024	(Level 1)	(Level 2)	(Level 3)	Value
Money market funds (cash equivalents)	$170,672	$—	$—	$170,672

	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable
	Markets	Inputs	Inputs	Carrying
December 31, 2023	(Level 1)	(Level 2)	(Level 3)	Value
Money market funds (cash equivalents)	$79,912	$—	$—	$79,912

Schedule of long-term debt carrying value and fair value

December 31, 2024	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$113,284	$110,174